Lease liabilities (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Lease Liabilities
Depreciation expense for right-of-use assets (Note 7)	$ 242	$ 162
Accretion of lease liabilities (Notes 19 and 23)	88	70
Total amount	$ 330	$ 232